Intangible Asset	6 Months Ended
Jun. 30, 2025
Intangible Asset [Abstract]
INTANGIBLE ASSET

8. INTANGIBLE ASSET

ColoAlert IP

Our flagship product is ColoAlert, a colorectal cancer (“CRC”) screening test. On January 1, 2019, we entered into an exclusive licensing agreement (the “Licensing Agreement”) with ColoAlert AS to license the intellectual property related to the ColoAlert test. On February 11, 2021, we obtained an option exercisable for three years to acquire the intellectual property for the ColoAlert test for (i) either a one-time cash payment of €2,000,000 or a €4,000,000 payment in ordinary shares at the valuation of our most recent financing plus (ii) a lifetime royalty payment of €5 per ColoAlert test sold (the “Option”). Subsequent to February 11, 2021, ColoAlert AS assigned its interest in ColoAlert and in the Licensing Agreement and the Option to Uni Targeting Research AS, a related party.

On February 15, 2023, we entered into an Intellectual Property Asset Purchase Agreement (“IPA”), which supersedes the Licensing and Options Agreements. Pursuant to the IPA, we acquired the intellectual property underlying the ColoAlert test. Pursuant to the IPA, we were able to reduce the price paid for the intellectual property to (i) $2 million cash, to be paid out over the next four years, (ii) 300,000 ordinary restricted shares and (iii) a revenue share limited to $1 per test sold for a period of 10 years. The Company recognized an intangible asset from this purchase and assigned a 10-year useful life. The intangible assets were valued: (a) for the portion to be settled in stock of the Company at the value on the day of closing, or $274 per share, and (b) for the cash portion, at the present value of the future payments using a 10% discount. Beginning in 2024, the Company and seller agreed that the Company could adjust its payment schedule by 50% until such time as the Company reached a satisfactory level of financing.

In January 2022 the Company licensed the right to a novel set of mRNA biomarkers, including the exclusive license under a patent pending. Upon completion of the Company’s evaluation of those biomarkers it exercised its right to acquire the rights to those biomarkers including the rights under the patent pending on February 15, 2023. The Company plans to use several of these biomarkers in its next generation product. Pursuant to the technology assignment agreement with SOCPRA Sciences Sante et Humaines S.E.C., operating under the name Transfertech Sherbrooke (“Sherbrooke”), the Company will owe Sherbrooke a royalty payment of 2% of net sales for any product sold that incorporates the biomarkers.

Pancreatic Cancer IP

On March 12, 2025, the Company closed a License and Option Agreement with Liquid Bioscience, Inc. (“Liquid”) to access a portfolio of novel mRNA biomarkers for the non-invasive detection of pancreatic cancer with a blood test. Under the terms of the agreement, we have an exclusive license to develop a test using Liquid’s biomarkers with the unilateral option to acquire the exclusive global rights to the gene expression biomarkers which have demonstrated a high degree of effectiveness in detecting pancreatic cancer. Total license payments will total $1.2 million and include a net revenue based royalty payment upon commercialization of a product.

The activity in the Intangible Assets account for the six months ended June 30, 2025 is as follows:

Intangible assets
Net book amount at December 31, 2024	$3,017,462
Additions	1,200,000
Disposal	-
Amortization	(208,591)
Net book amount at June 30, 2025	$4,008,871

Cost of and amortization methods and useful life

The Company’s intangible assets consist of Intellectual properties and are initially measured at cost and are subsequently carried at cost less accumulated amortization and any provision for impairment. Amortization is calculated using the straight-line method over the estimated useful lives, which is 10 years.

The Company recorded amortization of $208,591 and $188,591 and interest expense of $35,304 and $50,858, respectively, for the six months ended June 30, 2025 and 2024 related to its intellectual property assets. As of June 30, 2025, the liability for remaining required payments of $850,606 (related party) and $1,000,000 is recorded as intellectual property acquisition liability (current and non-current) on the Statement of Financial Position.

The Company has considered the carrying amount of intangible assets as of June 30, 2025, and concluded that, as there are no indicators of impairment, an impairment test is not required.

Contingent Consideration

In the event that the Company exercises the Liquid option and makes commercial sales of products utilizing the underlying intellectual property, it will owe Liquid a profit share payment of 5% of net sales.